Assets and Disposal Groups Held for Sale - Schedule of Assets Held for Sale and Disposal Groups (Details) - Disposal groups held for sale - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	¥ 5,444	¥ 6,259
Goodwill	8,953	7,011
Intangible assets	3,497	33
Other assets	61	95
Total assets	17,955	13,397
Trade and other payables	102	0
Other liabilities	716	0
Total liabilities	¥ 818	¥ 0